Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 29, 2017
Quarterly Results of Operations (Unaudited)
Schedule of unaudited quarterly results of operations

(in thousands, except per share data)	Net Sales	Gross Profit	Net Earnings	Net Earnings Attributable to Hormel Foods Corporation(1)	Basic Earnings Per Share	Diluted Earnings Per Share(2)
2017
First quarter	$ 2,280,227	$ 552,280	$ 235,303	$ 235,147	$ 0.44	$ 0.44
Second quarter	2,187,309	486,920	210,886	210,926	0.40	0.39
Third quarter	2,207,375	452,409	182,551	182,508	0.35	0.34
Fourth quarter	2,492,608	511,554	218,363	218,154	0.41	0.41
2016
First quarter	$ 2,292,672	$ 558,011	$ 235,167	$ 235,061	$ 0.44	$ 0.43
Second quarter	2,300,235	526,359	215,384	215,397	0.41	0.40
Third quarter	2,302,376	475,285	195,776	195,654	0.37	0.36
Fourth quarter	2,627,941	598,520	244,190	243,940	0.46	0.45

(1)	Excludes net earnings attributable to the Company’s noncontrolling interests.
(2)	Quarterly amounts are independently computed and may not add to the annual amounts.